General Information (Details) $ in Millions	Dec. 31, 2021 USD ($)
General (Textual)
Accumulated deficit	$ 52.0
Amount raised in conjunction with securities offerings	53.2
Additional amount raised from exercises of options and warrants	$ 7.8